Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Capital Lease Commitments for Revenue Equipment	As of December 31, 2022, the Company has finance lease commitments for revenue equipment summarized for the following fiscal years:
	Minimum lease payments	Present value of minimum lease payments
12 months ending December 31,
2023	$865,348	$757,088
2024	774,057	670,952
2025	473,265	410,226
Thereafter	89,368	77,464
Total	2,202,038	1,915,730
Less: amount representing interest	(286,308)
Present value of minimum lease payments	$1,915,730	$1,915,730
Less: current maturities		(757,088)
Capital lease obligations, long-term		$1,158,642

Schedule of Future Minimum Lease Payments Under the Non-Cancellable Operating Lease	The total future minimum lease payments under the non-cancellable operating lease with respect to the offices December 31, 2023 are payable as follows:
12 months ending December 31,
2023	449,364
2024	-
Future minimum operating lease payments	$449,364